Impairment Charges on Financial Assets - Summary of Impairment Charges (Reversals) on Financial Assets (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	¥ 105,062	¥ 130,253
Loans and advances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	114,194	129,983
Loan commitments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	(6,494)	(5,132)
Financial guarantees [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	¥ (2,638)	¥ 5,402